Summary of Pro Forma Results (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2011 Morton Manufacturing Company
Business Acquisition [Line Items]
Net sales	$ 190,615	$ 176,196	$ 377,151	$ 355,865	$ 634,662
Operating income					33,343
Net income available to common shareholders	$ 1,650	$ 3,758	$ 3,537	$ (2,879)	$ 6,602
Net income per share, basic and diluted					$ 6,602